CAPITALIZED COMPUTER SOFTWARE COSTS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Capitalized computer software costs
Capitalized computer software costs-net	¥ 832,941	¥ 481,747
Research and development costs
Research and development costs incurred	24,086	12,288
Capitalized computer software costs
Capitalized computer software costs
Balance at beginning of year	807,370	505,160
Costs capitalized during year	513,301	302,106
Disposal	(2,158)
Foreign currency translation	1,278	104
Balance at end of year	1,319,791	807,370	505,160
Accumulated amortization, end of year	(486,850)	(325,623)
Capitalized computer software costs-net	832,941	481,747
Additional disclosures
Capitalized software costs for projects in progress	91,107	7,997
Amortization expenses	162,737	72,751	30,364
Estimated amortization of capitalized computer software costs
2014	198,893
2015	196,139
2016	173,329
2017	129,992
2018	¥ 43,481